Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	BDO South Africa Incorporated
Auditor Firm ID	1368
Auditor Location	Johannesburg, South Africa
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Namib Minerals (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income, shareholders’ deficit, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.